Derivative Instruments	12 Months Ended
Dec. 31, 2019
Derivative Instruments [Abstract]
Derivative Instruments
Note 8 — Derivative Instruments

Interest Rate Swap Agreements, Swaptions, TBAs and Treasury Futures

In order to help mitigate exposure to higher short-term interest rates in connection with borrowings under its repurchase agreements, the Company enters into interest rate swap agreements and swaption agreements. Interest rate swap agreements establish an economic fixed rate on related borrowings because the variable-rate payments received on the interest rate swap agreements largely offset interest accruing on the related borrowings, leaving the fixed-rate payments to be paid on the interest rate swap agreements as the Company’s effective borrowing rate, subject to certain adjustments including changes in spreads between variable rates on the interest rate swap agreements and actual borrowing rates. A swaption is an option granting its owner the right but not the obligation to enter into an underlying swap. The Company’s interest rate swap agreements and swaptions have not been designated as qualifying hedging instruments for GAAP purposes.

In order to help mitigate duration risk and manage basis risk and the pricing risk under the Company’s financing facilities, the Company utilizes Treasury futures and forward-settling purchases and sales of RMBS where the underlying pools of mortgage loans are TBAs. Pursuant to these TBA transactions, the Company agrees to purchase or sell, for future delivery, Agency RMBS with certain principal and interest terms and certain types of underlying collateral, but the particular Agency RMBS to be delivered is not identified until shortly before the TBA settlement date. Unless otherwise indicated, references to Treasury futures include options on Treasury futures.

The following table summarizes the outstanding notional amounts of derivative instruments as of the dates indicated (dollars in thousands):

Derivatives	December 31, 2019	December31, 2018
Notional amount of interest rate swaps	$2,355,850	$1,380,000
Notional amount of swaptions	40,000	110,000
Notional amount of TBAs, net	140,300	35,000
Notional amount of Treasury futures	310,300	80,000
Total notional amount	$2,846,450	$1,605,000

The following table presents information about the Company’s interest rate swap agreements as of the dates indicated (dollars in thousands):

	Notional Amount	Weighted Average Pay Rate	Weighted Average Receive Rate	Weighted Average Years to Maturity
December 31, 2019	$2,355,850	1.70%	1.92%	5.3
December 31, 2018	$1,380,000	2.18%	2.61%	5.1

The following table presents information about the Company’s interest rate swaption agreements as of the dates indicated (dollars in thousands):

	Notional Amount	Weighted Average Pay Rate	Weighted Average Receive Rate(A)		Weighted Average Years to Maturity
December 31, 2019	$40,000	2.38%	LIBOR-BBA	%	10.7
December 31, 2018	$110,000	3.25%	LIBOR-BBA	%	10.0

(A)	Floats in accordance with LIBOR.

The following table presents information about realized gain (loss) on derivatives, which is included on the consolidated statements of income for the periods indicated (dollars in thousands):

		Year Ended December 31,
Derivatives	Consolidated Statements of Income (Loss) Location	2019	2018	2017
Interest rate swaps	Realized (loss) on derivatives, net	$(27,950)	$(2,149)	$(1,573)
Swaptions	Realized (loss) on derivatives, net	(1,544)	(1,451)	(680)
TBAs	Realized gain (loss) on derivatives, net	2,251	(2,315)	(1,339)
Treasury futures	Realized gain (loss) on derivatives, net	14,881	26	(1,962)
Total		$(12,362)	$(5,889)	$(5,554)

Offsetting Assets and Liabilities

The Company has netting arrangements in place with all of its derivative counterparties pursuant to standard documentation developed by the International Swaps and Derivatives Association. Under GAAP, if the Company has a valid right of offset, it may offset the related asset and liability and report the net amount. The Company presents interest rate swaps, swaptions and Treasury futures assets and liabilities on a gross basis in its consolidated balance sheets, but in the case of interest rate swaps beginning in 2018, net of variation margin. The Company presents TBA assets and liabilities on a net basis in its consolidated balance sheets. The Company presents repurchase agreements in this section even though they are not derivatives because they are subject to master netting arrangements. However, repurchase agreements are presented on a gross basis. Additionally, the Company does not offset financial assets and liabilities with the associated cash collateral on the consolidated balance sheets.

The following tables present information about the Company’s assets and liabilities that are subject to master netting arrangements or similar agreements and can potentially be offset on the Company’s consolidated balance sheets as of the dates indicated (dollars in thousands):

Offsetting Assets and Liabilities

As of December 31, 2019

	Gross	Gross	Net Amounts of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Amounts of Recognized Assets or Liabilities	Amounts Offset in the Consolidated Balance Sheet	Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$17,921	$-	$17,921	$(17,921)	$-	$-
Interest rate swaptions	368	-	368	(368)	-	-
TBAs	2,297	(2,297)	-	-	-	-
Total Assets	$20,586	$(2,297)	$18,289	$(18,289)	$-	$-

Liabilities
Repurchase agreements	$2,337,638	$-	$2,337,638	$(2,276,251)	$(61,387)	$-
Interest rate swaps	10,140	-	10,140	(10,140)	-	-
TBAs	2,720	(2,297)	423	(423)	-	-
Treasury futures	1,774	-	1,774	3,876	(5,650)	-
Total Liabilities	$2,352,272	$(2,297)	$2,349,975	$(2,282,938)	$(67,037)	$-

As of December 31, 2018

	Gross	Gross	Net Amounts of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Amounts of Recognized Assets or Liabilities	Amounts Offset in the Consolidated Balance Sheet	Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$23,176	$-	$23,176	$(23,176)	$-	$-
Interest rate swaptions	170	-	170	(170)	-	-
TBAs	349	(181)	168	(168)	-	-
Treasury futures	744	-	744	(57)	(687)	-
Total Assets	$24,439	$(181)	$24,258	$(23,571)	$(687)	$-

Liabilities
Repurchase agreements	$1,598,592	$-	$1,598,592	$(1,591,094)	$(7,498)	$-
Interest rate swaps	3,816	-	3,816	(3,816)	-	-
TBAs	181	(181)	-	-	-	-
Treasury futures	-	-	-	-	-	-
Total Liabilities	$1,602,589	$(181)	$1,602,408	$(1,594,910)	$(7,498)	$-